Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash on hand	$ 134	$ 155
Balances with banks	43,633	215,699
Short-term deposits	210,151	161,145
Cash and cash equivalents.	253,918	376,999	$ 235,449	$ 210,046
Sociedad Minera Cerro Verde S.A.A.
Cash and cash equivalents
Cash equivalents	534,925	911,571
Balances with banks	18,839	26,109
Cash and cash equivalents.	$ 553,764	$ 937,680